STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Of Cash Flows Complementary Information
Acquisition of property, plant and equipment through an increase in trade payables	$ (99)	$ (82)	$ (75)
Borrowing costs capitalized in property, plant and equipment	(8)	(21)	(11)
Compensation trade receivables through an increase in financial assets at fair value through profit and loss	(53)
Credit for equity interests in areas sales	14
Increase of property, plant and equipment through exchange of assets		(25)
Increase in right-of-use assets through an increase in other liabilities		(13)	(1)
Decrease in asset retirement obligation and wind turbines decommision through property, plant and equipment	(5)	(5)	(1)
Acquisition of subsidiary by delivering financial assets at fair value through profit and loss			(35)
Decrease in associate's equity interest through increase in other receivables			6
Receivables for acquisition of subsidiary			$ 7